Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2011
Preferred Stock (Tables) [Abstract]
Detail of Preferred Stock

	December 31,
	2011		2010
	Liquidation	Shares	Liquidation	Shares
	preference	authorized	preference	authorized
	per share	and designated	per share	and designated
DEP Shares
Dividend Equalization Preferred Shares	$10	97,000	$10	97,000
Series A
Non-Cumulative Perpetual Preferred Stock	-	-	100,000	25,001
Series B
Non-Cumulative Perpetual Preferred Stock	-	-	100,000	17,501
Series G
7.25% Class A Preferred Stock	15,000	50,000	15,000	50,000
Series H
Floating Class A Preferred Stock	20,000	50,000	20,000	50,000
Series I
5.80% Fixed to Floating Class A Preferred Stock	100,000	25,010	100,000	25,010
Series J
8.00% Non-Cumulative Perpetual Class A Preferred Stock	1,000	2,300,000	1,000	2,300,000
Series K
7.98% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock	1,000	3,500,000	1,000	3,500,000
Series L
7.50% Non-Cumulative Perpetual Convertible Class A Preferred Stock	1,000	4,025,000	1,000	4,025,000
Total		10,047,010		10,089,512

	December 31, 2011				December 31, 2010
	Shares				Shares
	issued and	Carrying			issued and		Carrying
(in millions, except shares)	outstanding	Par value	value	Discount	outstanding	Par value	value	Discount
DEP Shares
Dividend Equalization Preferred Shares	96,546	$-	-	-	96,546	$-	-	-
Series I (1)
5.80% Fixed to Floating Class A Preferred Stock	25,010	2,501	2,501	-	-	-	-	-
Series J (1)
8.00% Non-Cumulative Perpetual Class A
Preferred Stock	2,150,375	2,150	1,995	155	2,150,375	2,150	1,995	155
Series K (1)
7.98% Fixed-to-Floating Non-Cumulative
Perpetual Class A Preferred Stock	3,352,000	3,352	2,876	476	3,352,000	3,352	2,876	476
Series L (1)
7.50% Non-Cumulative Perpetual
Convertible Class A Preferred Stock	3,968,000	3,968	3,200	768	3,968,000	3,968	3,200	768
Total	9,591,931	$11,971	10,572	1,399	9,566,921	$9,470	8,071	1,399

  Preferred shares qualify as Tier 1 capital.

Detail of Employee Stock Ownership Plan Preferred Stock

	Shares issued and outstanding		Carrying value		Adjustable
	December 31,		December 31,		dividend rate
(in millions, except shares)	2011	2010	2011	2010	Minimum	Maximum
ESOP Preferred Stock
$1,000 liquidation preference per share
2011	370,280	-	$370	-	9.00%	10.00
2010	231,361	287,161	232	287	9.50	10.50
2008	89,154	104,854	89	105	10.50	11.50
2007	68,414	82,994	69	83	10.75	11.75
2006	46,112	58,632	46	59	10.75	11.75
2005	30,092	40,892	30	41	9.75	10.75
2004	17,115	26,815	17	27	8.50	9.50
2003	6,231	13,591	6	13	8.50	9.50
2002	-	3,443	-	3	10.50	11.50
Total ESOP Preferred Stock (1)	858,759	618,382	$859	618
Unearned ESOP shares (2)			$(926)	(663)

  At December 31, 2011 and December 31, 2010, additional paid-in capital included $67 million and $45 million, respectively, related to preferred stock.
  We recorded a corresponding charge to unearned ESOP shares in connection with the issuance of the ESOP Preferred Stock. The unearned ESOP shares are reduced as shares of the ESOP Preferred Stock are committed to be released.